Stockholders' Equity - Assumptions Used to Determine Estimated Fair Value of Stock Options Granted (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares
Assumptions used to determine the fair value of stock options [Abstract]
Weighted average grant date fair value (in dollars per share)	$ 28.48
Stock Options [Member]
Assumptions used to determine the fair value of stock options [Abstract]
Weighted average risk-free interest rates (in hundredths)	1.82%
Weighted average expected volatility (in hundredths)	97.70%
Weighted average expected option term (in years)	5 years 1 month 24 days
Weighted average grant date fair value (in dollars per share)	$ 0.89